Annual Total Returns [BarChart] - Voya Solution Moderately Conservative Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(0.94%)
2012	11.79%
2013	9.27%
2014	5.20%
2015	(0.60%)
2016	5.64%
2017	10.09%
2018	(4.52%)
2019	14.61%
2020	11.01%